Summary of Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Material Accounting Policies
Summary of Material Accounting Policies

3.Summary of Material Accounting Policies

The principal accounting policies applied to the presentation of these consolidated financial statements and the methods of computation have been consistently applied to all periods presented unless otherwise stated, and are as set out below.

Consolidation

Subsidiaries - The company’s consolidated financial statements include the assets, liabilities, equity, income, expenses and cash flows of the holding company and its subsidiaries. A subsidiary is an entity that the company controls. The company controls an entity when it has power over the entity, is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The operating results of subsidiaries acquired are included in the consolidated financial statements from the date control is acquired (typically the acquisition date), and the operating results of subsidiaries divested are included up to the date control ceased. Any difference between the fair value of the consideration received and the carrying value of a divested subsidiary is recognized in the consolidated statement of earnings, and foreign currency translation gains (losses) of that subsidiary are recycled from accumulated other comprehensive income (loss) to the consolidated statement of earnings.

The consolidated financial statements were prepared as of December 31, 2025 and 2024 based on individual holding companies’ and subsidiaries’ financial statements at those dates. Accounting policies of subsidiaries have been aligned with those of the company where necessary. The company’s significant operating subsidiaries are identified in note 27.

Non - controlling interests - Subsequent to initial recognition in a business combination, the carrying value of non - controlling interests is adjusted for the non - controlling interest’s share of the subsidiary’s comprehensive income (loss) and equity transactions. A non - controlling interest’s share of such adjustments is based on its present ownership interest in the subsidiary after consideration of any applicable shareholders’ agreements and other contractual arrangements. Effects of transactions with non - controlling interests are recorded in common shareholders’ equity if there is no change in control.

Business combinations

Business combinations are accounted for using the acquisition method of accounting whereby at the date of acquisition the consideration transferred is measured at fair value and the company recognizes the identifiable assets acquired and the liabilities assumed at fair value. For each business combination, where applicable, the company determines whether to initially record non - controlling interest at fair value or as the proportionate share of the identifiable net assets of the acquired subsidiary.

An existing equity interest in an acquired subsidiary is remeasured to fair value at the date of the business combination with any gain or loss recognized in the consolidated statement of earnings, either in net gains (losses) on investments for a non - insurance subsidiary or in gain on consolidation of insurance subsidiaries for an insurance or reinsurance subsidiary.

Goodwill and intangible assets

Goodwill - Goodwill is recorded as the excess of consideration transferred over the fair value of the identifiable net assets acquired in a business combination, less accumulated impairment charges, and is allocated to the cash - generating units expected to benefit from the acquisition for impairment testing. Goodwill is assessed annually for impairment or more frequently if there are indicators of impairment by comparing the carrying value of a cash - generating unit, inclusive of its allocated goodwill, to its recoverable amount, with any goodwill impairment measured as the excess of the carrying amount over the recoverable amount. An impairment loss is recorded in other insurance operating expenses or non - insurance expenses in the consolidated statement of earnings. Goodwill is derecognized on disposal of a cash - generating unit to which goodwill was previously allocated.

Intangible assets - Intangible assets are initially recognized at cost, or at fair value when acquired through a business combination. Intangible assets with a finite life are subsequently measured at cost less accumulated amortization and impairment, where amortization is calculated using the straight - line method over the estimated useful life, and carrying value is re - assessed when there are indicators of impairment. Indefinite - lived intangible assets are not subject to amortization and are assessed annually for impairment or more frequently if there are indicators of impairment. When the carrying value of an intangible asset exceeds its recoverable amount, an impairment loss is recorded in other insurance operating expenses or non - insurance expenses in the consolidated statement of earnings.

Investments in associates

Investments in associates are accounted for using the equity method and are comprised of investments in corporations, limited partnerships and trusts where the company has the ability to exercise significant influence but not control. An investment in associate is initially recognized at cost and adjusted thereafter for the post - acquisition change in the company’s share of net assets of the associate. An existing equity interest in an acquired associate is remeasured to fair value at the date significant influence is obtained and included in the carrying value of the associate.

The fair value of associates is estimated at each reporting date using valuation techniques consistent with those applied to the company’s other investments in equity instruments. See “Determination of fair value” under the heading of “Investments” in this note for further details. If there is objective evidence that the carrying value of an associate is impaired, it is written down to its recoverable amount, being the higher of the associate’s fair value and value - in - use. The unrealized impairment loss is recognized in share of profit (loss) of associates in the consolidated statement of earnings and may be reversed, subject to certain limits, in future periods if the circumstances that led to the impairment no longer exist.

Upon loss of significant influence, any retained equity interest classified as a financial asset is remeasured to fair value and all amounts previously recognized in other comprehensive income (loss) are recycled to the consolidated statement of earnings except those related to defined benefit pension or post retirement plans which are reclassified to retained earnings. Gains and losses on loss of significant influence or disposition of an associate are recognized in net gains (losses) on investments in the consolidated statement of earnings.

Investments in joint ventures

Investments in joint ventures are accounted for using the equity method and are comprised of investments in corporations and limited partnerships where the company has joint control together with one or more third parties by contractual agreement. Joint control requires the unanimous consent of all parties sharing control to make decisions regarding the joint venture’s relevant activities. Upon loss of joint control, any retained equity interest classified as a financial asset is remeasured to fair value and all amounts previously recognized in other comprehensive income (loss) are reclassified to the consolidated statement of earnings except those related to defined benefit pension or post retirement plans which are reclassified to retained earnings. Gains and losses on loss of joint control or disposition of a joint venture are recognized in net gains (losses) on investments in the consolidated statement of earnings. Investments in joint ventures and all related activity are presented with investments in associates in these consolidated financial statements.

Consolidated statement of cash flows

The company’s consolidated statement of cash flows is prepared in accordance with the indirect method, classifying cash flows by operating, investing and financing activities.

Cash and cash equivalents - Cash and cash equivalents consist of holding company, subsidiary and Fairfax India cash on hand, demand deposits with banks and other short term highly liquid investments with maturities of three months or less when purchased, and exclude cash and short term highly liquid investments that are restricted.

Investments

Investments include cash and cash equivalents, short term investments, bonds, equity instruments, investments in associates, derivative assets, other invested assets (primarily investment property) and derivative obligations. Management determines the appropriate classifications of investments at their acquisition date.

Classification - Short term investments, bonds, preferred stocks, common stocks, and derivatives are classified at fair value through profit or loss (FVTPL). The company manages these investments on a fair value basis, using fair value information to assess investment performance and to make investment decisions. The company has not elected to irrevocably designate any of its common stocks or preferred stocks at fair value through other comprehensive income. The company classifies its short term investments and bonds based on both the company’s business model for managing those financial assets and their contractual cash flow characteristics. While the contractual cash flows of certain of the company’s short term investments and bonds are solely principal and interest, those investments are neither held for the purpose of collecting contractual cash flows nor held both for collecting contractual cash flows and for sale. The collection of contractual cash flows is incidental to the company’s business model of maximizing total investment return on a fair value basis.

Recognition and measurement - The company recognizes purchases and sales of investments on the trade date, the date on which the company commits to purchase or sell the investment. Transactions pending settlement are reflected on the consolidated balance sheet in other assets or in accounts payable and accrued liabilities. Investments classified at FVTPL are initially recognized at fair value with transaction costs recorded as investment expenses (a component of interest and dividends) in the consolidated statement of earnings.

Subsequent to initial recognition, investments classified at FVTPL are measured at fair value with changes in fair value reported in the consolidated statement of earnings as investment income, comprised of interest and dividends and net gains (losses) on investments. Interest and dividends represent interest income on short term investments and bonds calculated using the effective interest method, and dividends received on holdings of common stocks and preferred stocks, net of investment expenses. All other changes in fair value are reported in net gains (losses) on investments in the consolidated statement of earnings. For short term investments and bonds, the sum of their interest income and net gains (losses) on investments is equal to their total change in fair value for the reporting period.

For investments classified at FVTPL, the company further disaggregates net gains (losses) on investments into realized and unrealized components in note 5. Where a financial instrument continues to be held by the company at the end of a reporting period, changes in the fair value of that instrument during the reporting period, excluding those changes reported as interest and dividends, are presented in net change in unrealized gains (losses). On disposition or as a result of a change in accounting for that financial instrument, its inception - to - date net gain (loss), excluding those changes previously reported as interest and dividends, is presented as net realized gains (losses). The cumulative unrealized net gain (loss) recognized in prior periods on that financial instrument is then reversed in net change in unrealized gains (losses). The sum of the inception - to - date net gain (loss) and the cumulative reversal of prior period net unrealized gains (losses) equals that financial instrument’s net gain (loss) on investment for the current reporting period as presented in the consolidated statement of earnings.

Interest and dividends and net gains (losses) on investments are reported as operating activities in the consolidated statement of cash flows.

Derecognition - An investment is derecognized when the rights to receive cash flows from the investment have expired or have been transferred and when the company has transferred substantially the risks and rewards of ownership.

Short term investments - Highly liquid debt instruments with maturity dates between three months and twelve months when purchased are classified as short term investments.

Bonds - Debt instruments with maturity dates greater than twelve months when purchased, or illiquid debt instruments with maturity dates of twelve months or less when purchased, are classified as bonds.

Derivatives - Derivatives may include interest rate, credit default, currency and total return swaps, futures, forwards, warrants and consumer price index linked (“CPI - linked”) and option contracts, all of which derive their value primarily from changes in underlying interest rates, foreign exchange rates, credit ratings, commodity values, inflation indexes or equity instruments. A derivative contract may be traded on an exchange or over - the - counter (“OTC”). Exchange - traded derivatives are standardized and include futures and certain warrants and option contracts. OTC derivative contracts are individually negotiated between contracting parties and may include the company’s forwards, CPI - linked derivatives and total return swaps.

The company uses derivatives for investment purposes and to mitigate financial risks arising from its investment holdings and reinsurance contracts, and monitors its derivatives for effectiveness in achieving their risk management objectives where applicable.

The fair value of derivatives in a gain position are presented on the consolidated balance sheet in holding company cash and investments, and in portfolio investments as derivatives and other invested assets. The fair value of derivatives in a loss position are presented on the consolidated balance sheet in derivative obligations. The initial premium paid for a derivative contract, if any, is recorded as a derivative asset and subsequently adjusted for changes in the fair value of the contract at each reporting date. Changes in the fair value of derivatives are recorded as net gains (losses) on investments in the consolidated statement of earnings.

Cash received from counterparties as collateral for derivative contracts is recognized on the consolidated balance sheet in holding company cash and investments or subsidiary cash and short term investments, and a corresponding liability is recognized in accounts payable and accrued liabilities. Securities received from counterparties as collateral are not recorded as assets.

Cash and securities delivered to counterparties as collateral for derivative contracts continue to be reflected as assets on the consolidated balance sheet in holding company cash and investments or in portfolio investments as assets pledged for derivative obligations. The portion of the collateral related to changes in fair value of derivative contracts may be repledged by the counterparties holding the collateral.

Determination of fair value - Fair values for substantially all of the company’s financial instruments are measured using market or income approaches. Considerable judgment may be required in interpreting market data used to develop estimates of fair value. Accordingly, actual values realized in future market transactions may differ from the estimates presented in these consolidated financial statements. The use of different market assumptions and/or valuation methodologies may have a material effect on the estimated fair values. The fair values of financial instruments are based on bid prices for financial assets and ask prices for financial liabilities. The company categorizes its fair value measurements using a three - level fair value hierarchy in accordance with IFRS as described below:

Level 1 - Inputs represent unadjusted quoted prices for identical instruments exchanged in active markets. The fair values of the majority of the company’s common stocks, equity call options and certain warrants are based on published quotes in active markets.

Level 2 - Inputs include directly or indirectly observable inputs (other than Level 1 inputs) such as quoted prices for similar financial instruments exchanged in active markets, quoted prices for identical or similar financial instruments exchanged in inactive markets and other market observable inputs. The fair value of the vast majority of the company’s investments in bonds are priced based on information provided by independent pricing service providers while much of the remainder, along with most derivative contracts (including total return swaps, U.S. treasury bond forward contracts and certain warrants) are based primarily on non - binding third party broker - dealer quotes that are prepared using Level 2 inputs. Where third party broker - dealer quotes are used, typically one quote is obtained from a broker - dealer with particular expertise in the instrument being priced. Preferred stocks are priced using a combination of independent pricing service providers and internal valuation models that rely on directly or indirectly observable inputs.

The fair values of investments in certain limited partnerships classified as common stocks on the consolidated balance sheet are based on the net asset values received from the general partner, adjusted for liquidity as required and are classified as Level 2 when they may be liquidated or redeemed within three months or less of providing notice to the general partner. All other such investments in limited partnerships are classified as Level 3.

Level 3 - Inputs include unobservable inputs that management uses to develop assumptions for which market data is limited or unavailable at the measurement date. In some instances, such as for private company preferred shares, management will use limited recent market transactions that are corroborated by industry accepted discounted cash flow models that incorporate one or more unobservable inputs.

Transfers between fair value hierarchy levels are considered effective from the beginning of the annual reporting period in which the transfer is identified.

Valuation techniques used by the company’s independent pricing service providers and third party broker - dealers include use of prices from similar instruments where observable market prices exist, discounted cash flow analysis, option pricing models, and other valuation techniques commonly used by market participants. The company assesses the reasonableness of pricing received from these third party sources by comparing the fair values received to recent transaction prices for similar assets where available, to industry accepted discounted cash flow models (that incorporate estimates of the amount and timing of future cash flows and market observable inputs such as credit spreads and discount rates) and to option pricing models (that incorporate market observable inputs including the quoted price, volatility and dividend yield of the underlying security and the risk free rate).

The company employs specialist personnel for the valuation of its investment portfolio. Detailed valuations are prepared for those financial instruments that are priced internally, while external pricing received from independent pricing service providers, third party broker - dealers and industry experts are evaluated by the company for reasonableness. The company’s Chief Financial Officer oversees the valuation function and regularly reviews valuation processes and results, including at each quarterly reporting period. Significant valuation matters, particularly those requiring extensive judgment, are communicated to the company’s Audit Committee.

Foreign currency translation

Functional and presentation currency - The consolidated financial statements are presented in U.S. dollars which is the holding company’s functional currency and the presentation currency of the consolidated group.

Foreign currency transactions - Foreign currency transactions are translated into the functional currencies of the holding company and its subsidiaries using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period - end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of earnings in net gains (losses) on investments. Non - monetary items carried at cost are translated using the exchange rate at the date of the transaction. Non - monetary items carried at fair value are translated using the exchange rate at the date the fair value is determined.

Translation of foreign subsidiaries - The functional currency of some of the company’s subsidiaries (principally in Canada, Europe, India, other parts of Asia and South America) differ from the consolidated group’s U.S. dollar presentation currency. Assets and liabilities of these foreign subsidiaries (including goodwill and fair value adjustments arising on their acquisition, where applicable) are translated on consolidation using exchange rates at the balance sheet date. Income and expenses are translated at average exchange rates for the period. The net unrealized gain or loss resulting from this translation is recognized in accumulated other comprehensive income (loss), and recycled to the consolidated statement of earnings upon loss of control of a foreign subsidiary.

Hedging

At the inception of a hedge transaction the company documents the economic relationship between the hedged item and hedging instrument, and its risk management objective and strategy for undertaking the hedge.

Net investment hedge - The company has designated the principal amount of its Canadian dollar denominated borrowings as a hedge of its net investment in its Canadian subsidiaries with a Canadian dollar functional currency, and has designated the principal amount of its euro denominated borrowings as a hedge of its net investment in its European operations with a euro functional currency. Unrealized gains or losses relating to the effective portions of the hedges are initially recognized in other comprehensive income (loss), and recycled from accumulated other comprehensive income (loss) to the consolidated statement of earnings upon disposal of an investment in a hedged foreign subsidiary or associate. Gains and losses relating to any ineffective portion of the hedges are recorded in net gains (losses) on investments in the consolidated statement of earnings.

Insurance contracts and reinsurance contract assets held

Definition and classification

Insurance contracts - Insurance contracts are those contracts that have significant insurance risk at the inception of the contract. Insurance risk arises when the company agrees to compensate a policyholder if a specified uncertain future event adversely affects the policyholder, with the possibility of paying, including variability in the timing of payments, significantly more in a scenario where the insured event occurs than when it does not occur. Contracts not meeting the definition of an insurance contract are classified as investment contracts, derivative contracts or service contracts, as appropriate. Insurance contracts include both direct and assumed (reinsurance) insurance contracts issued by the company.

Reinsurance contract assets held - Ceded reinsurance contracts are those contracts under which the company transfers significant insurance risk arising from underlying insurance contracts to another insurer (the reinsurer). Ceded reinsurance contracts do not relieve the company of its liability associated with underlying insurance contracts. Reinsurance contract assets held are presented separately on the consolidated balance sheet to indicate the extent of credit risk and the obligations of the company to its policyholders.

Insurance contracts acquired in a transfer or in a business combination - Insurance contracts acquired in a transfer or in a business combination bear insurance risk on both the future development of incurred claims which have not yet settled and on any unexpired insurance coverage remaining on the acquired contracts.

Unit of account and recognition - Insurance contracts and reinsurance contract assets held are required to be aggregated into portfolios of insurance contracts, based on underlying risk and the management of those risks, then further aggregated into groups based on the underlying expected profitability and date of issuance, with groups not containing contracts issued more than one year apart.

Insurance contracts are recognized from the earliest of: the beginning of the insurance contract’s coverage period; when payment from the policyholder becomes due or, if there is no contractual due date, when it is received; and when a contract is onerous.

Reinsurance contract assets held that provide proportionate reinsurance coverage are recognized from the later of: the beginning of the reinsurance contract’s coverage period; and when underlying insurance contracts are initially recognized.

Reinsurance contract assets held that do not provide proportionate reinsurance coverage are recognized at the beginning of the coverage period for the reinsurance contract unless the company recognizes onerous insurance contracts at an earlier date which are reinsured and the related reinsurance contract was entered into prior to the onerous contract being recognized, in which case the reinsurance contract assets held are recognized at the date the onerous groups of underlying insurance contracts are recognized.

When insurance contracts and reinsurance contract assets held are recognized, they are added to an existing group of contracts where possible. If the insurance contract cannot be added to an existing group based on the criteria set out above, a new group is formed. Groups of contracts are established on initial recognition and their composition is not revised once all contracts have been added to the group.

For insurance contracts acquired with incurred claims and remaining coverage, the company is considered to have issued a new, separate insurance contract with two coverages: coverage for claims events that have yet to occur and coverage for the development of claims events that have already occurred. For acquired contracts in their settlement period which are fully earned, the company is considered to have issued an adverse development cover for the acquired claim liability. These types of insurance contracts are accounted for as if they were entered into at the date of acquisition or transfer.

Measurement

The company measures its insurance contracts and reinsurance contract assets held, depending on the types of contracts written, using principally two models: Premium Allocation Approach (“PAA”) and to a lesser extent the General Measurement Model (“GMM”), primarily at its Life insurance and Run-off operations. Short - duration contracts where there is no significant variability in cash flows are primarily measured using the PAA, while long - duration contracts, which often include acquired contracts, are primarily measured using the GMM. The principles for initial and subsequent measurement when applying the GMM or the PAA are applicable to property and casualty insurance contracts and life insurance contracts. The measurement components are:

Contract boundary - The contract boundary determines the cash flows that are included in the measurement of a group of insurance contracts and reinsurance contract assets held and is determined by the substantive rights and obligations that exist during the reporting period in which the company can compel the receipt of payments or services or has a substantive obligation to make payments or provide services including insurance coverage.

Fulfillment cash flows within the contract boundary - Fulfillment cash flows are current estimates of cash flows within the contract boundary of a group of contracts which include premiums, claims, acquisition costs and other expenses that the company expects, adjusted to reflect the timing and uncertainty of those amounts with an explicit risk adjustment for non - financial risk.

There are two types of directly attributable costs that are included in the contract boundary:

Acquisition costs - Certain costs of acquiring insurance contracts, consisting of broker commissions, premium taxes, underwriting costs and related overhead are deferred and amortized into earnings as the related premiums are earned. Insurance acquisition cash flows are allocated to groups of insurance contracts based on the contracts that generated the expenses. Insurance acquisition cash flows paid before the recognition of the related group of contracts are recognized as an asset and subsequently derecognized and included within the group of insurance contracts when the related contracts are recognized. At each reporting date, the company assesses for impairment and will recognize impairment losses when the carrying amount of the asset exceeds the expected net cash inflows for the related group of insurance contracts. The company reverses any impairment losses and increases the carrying amount of the asset to the extent that the impairment conditions have reversed.

Other costs that are incurred in fulfilling insurance contracts - These comprise all remaining directly attributable costs that are not categorized as acquisition costs and include losses on claims, together with both allocated and unallocated loss adjustment expenses, and related overhead.

Contracts measured under the Premium Allocation Approach

The company’s insurance contracts are predominantly measured using the PAA, a simplified method permitted under IFRS 17 that is typically applied to short - duration contracts or when it provides a reasonable approximation of the GMM. The company uses the PAA for measuring all insurance contracts and reinsurance contract assets held which are eligible for the simplified methodology. Insurance contracts and reinsurance contract assets held are eligible when the coverage period of each contract in the group is one year or less or the company reasonably expects that the resulting measurement of the liability for remaining coverage (“LRC”) would not differ materially from that of applying the GMM. When comparing the different possible measurements, the company considers the impact of different release patterns of the LRC to the consolidated statement of earnings, the impact of discounting and financial risks, and whether significant variability in the cash flows exists.

Insurance contracts

Initial measurement - On initial recognition of each group of insurance contracts, the carrying amount of the LRC is measured as the premiums received on initial recognition minus any insurance acquisition cash flows allocated to the group, adjusted for any amounts previously recognized for cash flows related to the group (including assets for insurance acquisition cash flows). The company defers and amortizes insurance acquisition cash flows for all groups of contracts. Unless the contracts are onerous, the explicit risk adjustment for non - financial risk is only estimated for the measurement of the liability for incurred claims (“LIC”).

If there are indications that a group of insurance contracts is onerous, then the company recognizes a loss in insurance service expense in the consolidated statement of earnings and increases the LRC if the current estimates of the fulfillment cash flows that relate to remaining coverage exceed the carrying amount of the LRC. This excess is recognized as a loss component within the LRC, which is reported in insurance contract liabilities on the consolidated balance sheet.

Subsequent measurement - The carrying amount of a group of insurance contracts at each reporting date is the sum of the LRC and the LIC. On subsequent measurement, the carrying amount of the LRC is increased by any premiums received and the amortization of insurance acquisition cash flows recognized as expenses, and decreased by the amount recognized as insurance revenue for services provided and any additional insurance acquisition cash flows allocated after initial recognition.

The LIC includes the fulfillment cash flows for losses on claims and expenses that have not yet been paid, including claims that have been incurred but not reported (“IBNR”). It reflects both a risk adjustment for non - financial risk and the time value of money as most of the company’s insurance contracts issued and measured under the PAA typically have a settlement period of over one year.

In each reporting period, the company remeasures the loss component using the same calculation as on initial recognition and reflects any changes by adjusting the loss component as required until the loss component is reduced to zero, with such adjustments recognized in insurance service expenses. If a loss component did not exist on initial recognition but there are indications that a group of contracts is onerous on subsequent measurement, then the company establishes the loss component using the same methodology as on initial recognition.

Reinsurance contract assets held

Initial measurement - On initial recognition of each group of reinsurance contracts, the carrying amount of the asset for remaining coverage (“ARC”) is measured as the premiums paid (i.e. premiums ceded) on initial recognition, adjusted for ceding commissions that are not contingent on claims and any amounts previously recognized for cash flows related to the group. The company does not recognize any insurance acquisition cash flows for reinsurance contract assets held. For contracts measured under the PAA, the explicit risk adjustment for non - financial risk is only estimated for the measurement of the asset for incurred claims (“AIC”).

When there is an onerous group of underlying contracts, a loss - recovery component is created for the group of reinsurance contract assets held which adjusts the ARC, and determines the amounts that are subsequently presented in the consolidated statement of earnings within net reinsurance result as reversals of recoveries of losses and removed from the cost of reinsurance.

Subsequent measurement - The carrying amount of a group of reinsurance contract assets held at each reporting date is the sum of the ARC and the AIC. On subsequent measurement, the carrying amount of the ARC is increased by any premiums paid, and reduced by the amount recognized as cost of reinsurance for services received.

For contracts measured under the PAA, the asset for incurred claims is measured consistent with the asset for incurred claims under the GMM and reflects a risk adjustment for non - financial risk and the time value of money as most of the company’s reinsurance contract assets held and measured under the PAA typically have a settlement period of over one year.

If a loss - recovery component exists, it is adjusted on subsequent measurement to reflect changes in the loss component of the onerous group of underlying contracts to the extent that it impacts reinsured cash flows, but it cannot exceed the portion of the loss component of the onerous group of underlying contracts that the company expects to recover from the reinsurance contract assets held.

Contracts measured under the General Measurement Model

For insurance and reinsurance contracts which do not meet the eligibility criteria to apply the simplified methodology under the PAA due to longer coverage periods or cash flows which can vary significantly over the term of the insurance contract, the company applies the GMM when determining the carrying amount of the LRC and ARC. The LIC and AIC under both the PAA and GMM are measured consistently.

Measurement of insurance and reinsurance contracts under the GMM differs from the PAA as follows:

Estimate of cash flows for future services

The carrying amount of LRC and ARC include an estimate of all future cash flows of an insurance contract over the life of the contract, including premiums, claims, and associated expenses, and these projections are updated at each reporting date to reflect current estimates.

Discounting

Future cash flows included within the LRC and ARC are discounted to reflect the time value of money and the financial risks associated with those cash flows. Discount rates applied reflect market conditions and the characteristics of the insurance contract liabilities and are updated at each reporting date.

Risk adjustment for non - financial risk

An explicit risk adjustment is included within the LRC and ARC to represent the compensation required for bearing non-financial insurance risks whereas under the PAA, this is not required. The risk adjustment captures the uncertainty in cash flows arising from claims and other non-financial risks.

Contractual service margin (CSM)

The CSM, which is included within the LRC and ARC, represents the unearned profit of an insurance or reinsurance contract that is earned over the coverage period. Changes to future cash flow estimates and the risk adjustment, except those attributable to financial risks, will lead to an adjustment of the CSM.

Insurance contracts acquired in a transfer or in a business combination

Initial measurement - On initial recognition of insurance contracts that are acquired in a transfer or in a business combination, the company records the contracts as if it had entered into them on the acquisition date. For insurance contracts acquired in a transfer, the consideration received or paid represents the premium deemed to be received. For insurance contracts acquired in a business combination, the consideration is deemed to be the insurance contracts’ fair value at the acquisition date. Acquired contracts which are in their settlement period are included within the LRC and their coverage period extended to reflect the expected settlement of these claims.

Subsequent measurement – On subsequent measurement of insurance contracts that are acquired in a transfer or in a business combination, the company accounts for the contracts using the same measurement principles as applied to other insurance contracts. For contracts which have unexpired risk, the LRC will be recognized in insurance revenue as coverage is provided. For contracts which have claims which have already occurred, the LRC will be recognized in insurance revenue over the expected claims settlement pattern with the claims being recognized within insurance service expenses as those claims are settled.

Derecognition and contract modification

An insurance contract is derecognized when it is extinguished, i.e. when the specified obligations in the contract expire or are discharged or cancelled. An insurance contract is also derecognized if its terms are modified in a way that would have significantly changed the accounting for the contract had the new terms always existed, in which case a new contract based on the modified terms is recognized. If an insurance contract modification does not result in derecognition, then the changes in cash flows caused by the modification are treated as changes in estimates of fulfillment cash flows.

Presentation

Any assets or liabilities recognized for cash flows arising before the recognition of the related group of contracts (including any assets for insurance acquisition cash flows) are included in the carrying amount of the related portfolios of contracts (see note 8).

Amounts recognized in the consolidated statement of earnings for insurance contracts are disaggregated into (i) an insurance service result, comprised of insurance revenue and insurance service expenses (“net insurance result”), (ii) cost of reinsurance and recoveries of insurance service expense (“net reinsurance result”), and (iii) net finance income or expenses from insurance contracts.

Changes in the risk adjustment for non - financial risk are not disaggregated between the insurance service result and net finance income or expenses from insurance contracts. All changes in the risk adjustment for non - financial risk are included in the insurance service result in the consolidated statement of earnings.

Consolidated Statement of Earnings

Insurance revenue

Contracts measured under the PAA

For contracts measured under the PAA, the company recognizes insurance revenue based on the expected premium receipts and the passage of time over the coverage period of a group of contracts unless the release of risk differs significantly from the passage of time, such as with certain acquired contracts. In those instances insurance revenue is recognized based on the release of risk.

Contracts measured under the GMM

Insurance revenue is recognized over the coverage terms of the underlying policies in accordance with the level of protection provided, which is represented by the total of the changes in the LRC for which consideration is expected, comprised of the following:

●	a release of the CSM, measured based on services provided as described below;
●	changes in the risk adjustment for non - financial risk relating to current services;
●	claims and other insurance service expenses incurred in the period, measured at the amounts expected at the beginning of the year;
●	insurance revenue would be reduced by systematic allocations to the loss component for changes in risk adjustment and incurred claims and other insurance service expenses;
●	amortization of insurance acquisition cash flows; and
●	other amounts, including premium experience adjustments related to current or past service.

The amount of the CSM that is recognized as insurance revenue in each period is determined by calculating the amount of insurance services provided in the current period compared to future periods over the expected coverage period. The expected coverage period reflects the coverage term and expectations of insured events occurring to the extent that they affect the expected coverage period.

Insurance service expense

Insurance service expenses arising from insurance contracts are recognized in the consolidated statement of earnings as they are incurred and include losses on claims, other insurance service expenses, amortization of insurance acquisition costs, losses and reversals of losses on onerous contracts, and impairment losses and reversals of those impairment losses on insurance acquisition cash flow assets.

Net reinsurance result

Net reinsurance result comprises the cost of reinsurance less recoveries of insurance service expenses from reinsurers. The cost of reinsurance is recognized in the consolidated statement of earnings as services are received from the reinsurer over the coverage period. Recoveries of insurance service expenses from reinsurers are recognized in the consolidated statement of earnings as claims and other insurance service expenses are recovered, including any changes in expectations for these amounts, and recoveries and reversals of recoveries of the loss - recovery component. The establishment of the loss - recovery component and subsequent increases or decreases in the loss - recovery component related to future service are presented in net reinsurance result.

Net finance income or expense from insurance contracts and reinsurance contract assets held

Net finance income or expense from insurance contracts and reinsurance contract assets held as presented in the consolidated statement of earnings are principally comprised of changes in the carrying amounts of insurance and reinsurance contracts arising from the effects of the time value of money. The sources of the insurance finance income and expense arise from the effects of discounting the fulfillment cash flows within the ARC and LRC under the GMM and the AIC and LIC under all measurement models at current rates; discounting the ARC and LRC under the PAA where a significant financing component exists and accreting interest on the CSM at locked - in rates.

Insurance contract receivables and payables

Insurance contract receivables and payables primarily consist of amounts owing from and to agents, brokers, third party administrators and other intermediaries that are not directly attributable to a specific group of insurance or reinsurance contracts.

Foreign currency transactions in insurance contracts and reinsurance contract assets held

Foreign currency transactions within groups of insurance contracts and reinsurance contract assets held are accounted for using a multi-currency approach whereby each group’s underlying cash flows are accounted for in their transactional currencies and each group of contracts, including a group’s CSM, is considered a monetary item. The underlying currencies within a group are therefore translated at the end of a reporting period into the functional currency of the respective insurance operating company at period-end exchange rates.

Income taxes

The provision for income taxes for the period comprises current and deferred income tax. Income taxes are recognized in the consolidated statement of earnings, except when related to items recognized in other comprehensive income (loss) or in equity. In those cases, the income taxes are also recognized in other comprehensive income (loss) or in equity, respectively, except for dividends where the income taxes are recognized in earnings, other comprehensive income (loss) or equity according to where the transactions that generated the distributable profits were recognized.

Current income tax is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the company’s subsidiaries and associates operate and generate taxable income.

Deferred income tax is calculated under the liability method whereby deferred income tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of assets and liabilities and their respective income tax bases at current substantively enacted tax rates. With the exception of initial recognition of deferred income tax arising from business combinations, changes in deferred income tax associated with components of other comprehensive income (loss) are recognized in other comprehensive income (loss) while all other changes in deferred income tax are included in the provision for income taxes in the consolidated statement of earnings.

Deferred income tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized. Carry forwards of unused losses or unused tax credits are tax effected and recognized as deferred tax assets when it is probable that future taxable profits will be available against which these losses or tax credits can be utilized.

Deferred income tax is not recognized on unremitted earnings of subsidiaries where the company has determined it is not probable those earnings will be repatriated in the foreseeable future.

Current and deferred income tax assets and liabilities are offset when the income taxes are levied by the same taxation authority and there is a legally enforceable right of offset.

Current income tax includes Pillar Two global minimum taxes. The company has applied the mandatory exception to recognizing and disclosing information about deferred income tax related to Pillar Two global minimum taxes.

Assets held for sale and liabilities associated with assets held for sale

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered through sale rather than through continuing use. A disposal group consists of assets to be transferred as a group, liabilities directly related to those assets and any goodwill acquired in a business combination allocated to the disposal group if the disposal group is a cash-generating unit. Classification as held for sale requires that management be committed to the sale, the sale is highly probable, the asset or disposal group is available for immediate sale in its present condition, and the sale is expected to be completed within one year from the date of classification.

Non-current assets and disposal groups classified as held for sale are measured at the lower of carrying value and fair value less costs to sell.

Investment property

Investment property consists of real estate held by the company for capital appreciation, rental income, or both, and is initially recorded at cost, including transaction costs, and subsequently measured at fair value. On the consolidated balance sheet investment property is included in portfolio investments by the insurance and reinsurance companies and in other assets by the non - insurance companies. In the consolidated statement of earnings, insurance and reinsurance companies record investment property rental income and direct expenses in interest and dividends, and changes in fair value in net gains (losses) on investments, while non - insurance companies record investment property rental income and changes in fair value in non - insurance revenue, and direct expenses in non - insurance expenses.

Non - insurance revenue

Non - insurance revenue is primarily comprised of revenue earned by the non - insurance companies. Revenue from restaurant and retail sales is recognized when the company provides goods to the customer and receives payment. Revenue from the sale of other goods is typically recognized when shipped to the customer, with payment received in advance of shipment. The shipping and handling performance obligation is recorded as a contract liability and recognized as revenue once the services have been performed. Revenue from providing travel, hospitality and other non - insurance services is recognized over time based on measured progress towards complete satisfaction of the related performance obligations. Payment is usually received at the time of initial booking for travel and hospitality services, and received in installments for other services. Unconditional payments due from customers for satisfied performance obligations are recorded as non - insurance revenue receivables within other assets on the consolidated balance sheet. Customer prepayments are recorded as deferred revenue within accounts payable and accrued liabilities on the consolidated balance sheet and are not recognized as revenue until the shipment of goods or provision of services occurs. Certain contracts include multiple deliverables which are accounted for as separate performance obligations, with the transaction price allocated to the performance obligations based on their individual selling prices.

Non - insurance expenses

Non - insurance expenses is primarily comprised of the cost of inventories sold or services provided and the operating expenses of the non - insurance companies.

Equity

Common stock issued by the company is classified as equity when there is no contractual obligation to transfer cash or other financial assets to the holder of the shares. Incremental costs directly attributable to the issue or repurchase of equity instruments are recognized in equity, net of tax.

Treasury shares are equity instruments repurchased by the company which have not been canceled and are deducted from equity on the consolidated balance sheet, irrespective of the objective of the purchase. The company acquires its own subordinate voting shares on the open market for its share - based payment awards. No gain or loss is recognized in the consolidated statement of earnings on the purchase, sale, issue or cancellation of treasury shares. Consideration paid or received is recognized directly in equity.

Dividends and other distributions to holders of the company’s equity instruments are recognized directly in equity.

Net earnings per share attributable to shareholders of Fairfax

Net earnings (loss) per share - Basic net earnings (loss) per share is calculated by dividing the net earnings (loss) attributable to shareholders of Fairfax, after the deduction of preferred share dividends declared and the excess over stated value of preferred shares redeemed, by the weighted average number of subordinate and multiple voting shares issued and outstanding during the period, excluding subordinate voting shares purchased by the company and held as treasury shares.

Net earnings (loss) per diluted share - Diluted net earnings (loss) per share is calculated in the same manner as basic net earnings (loss) per share except that the weighted average number of subordinate and multiple voting shares outstanding during the period is adjusted for the dilutive effect, if any, of share - based payments.

New accounting pronouncements issued but not yet effective

The following new pronouncements have been issued by the IASB and were not yet effective for the fiscal year beginning January 1, 2025. The company does not expect to adopt them in advance of their effective dates.

Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)

On May 30, 2024 the IASB issued targeted amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures which included clarifying the date of recognition and derecognition of some financial assets and liabilities, with an exception relating to the derecognition of financial liabilities that are settled using an electronic payment system, and additional required disclosures for financial assets and liabilities with contractual terms that reference a contingent event (including environmental, social and governance linked features). The amendments are applied retrospectively on or after January 1, 2026 with early application permitted. An entity is not required to restate comparative information when it first applies these amendments, however, is permitted to do so only if possible without the use of hindsight. If an entity does not restate prior periods, the cumulative effect of initially applying the amendments is recognized as an adjustment to opening equity. The amendments will not have a significant impact on the company’s consolidated financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements

On April 9, 2024 the IASB issued IFRS 18 which replaces IAS 1 Presentation of Financial Statements while carrying forward many of the requirements in IAS 1. IFRS 18 introduces new requirements to present specified categories and defined subtotals in the statement of earnings and to provide disclosures on management-defined performance measures (“MPMs”) in the notes to the financial statements, and also makes certain amendments to IAS 7 Statement of Cash Flows and IAS 33 Earnings per Share.

The adoption of IFRS 18 is expected to result in changes to the presentation of the company’s consolidated financial statements, principally within the consolidated statement of earnings where income and expenses will be classified into specified categories (i.e. operating, investing, financing, income taxes and discontinued operations) and new defined subtotals will be required, including “operating earnings” and “earnings before interest expense and income taxes”. Certain income and expenses, such as share of profit of associates, must be presented under investing and not operating, which is a different category than the company’s current presentation, and foreign exchange differences will be presented within the same category as the related income or expense. The company has determined that its main business activities under IFRS 18 include the specified main business activity of investing in assets, which will affect the classification of the company’s investment income and expenses within the categories in its consolidated statement of earnings. Changes to the presentation of the consolidated balance sheet are expected to be limited and primarily relate to enhanced disaggregation of certain balance sheet line items. Certain non-GAAP and other financial measures not specified by IFRS Accounting Standards that are used by the company outside of its consolidated financial statements to communicate the company’s financial performance may be identified as MPMs under IFRS 18. MPMs must be disclosed in a single note in the company’s consolidated financial statements and each MPM will include a reconciliation to the most directly comparable subtotal or total required by IFRS Accounting Standards. The standard is to be applied retrospectively, with specific transition provisions, for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. The company is currently evaluating the impact of IFRS 18 on its consolidated financial statements.